SUBSEQUENT EVENTS (Details Narrative) - USD ($)	May 28, 2026	May 19, 2026	May 12, 2026	Apr. 30, 2026	Feb. 02, 2026	Jan. 31, 2026	Jan. 31, 2025
Subsequent Event [Line Items]
Warrants to purchase				2,908,853		2,347,045
Other receivables						$ 35,000	$ 3,644
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of private placement	$ 185,000
Warrants to purchase	30,833
Other receivables					$ 35,000
Escrow deposit					$ 152,500
Subsequent Event [Member] | Common Stock [Member] | Consultant [Member]
Subsequent Event [Line Items]
Number of service, shares		2,857	13,333
Number of service, value		$ 20,000